SCHEDULE OF STOCK OPTIONS FAIR VALUE ASSUMPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk-free interest rates	2.85%	2.19%
Expected life in years	1 year 6 months	3 years 6 months	5 years
Expected volatility	80.00%	80.00%	73.10%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value common stock	$ 3.00	$ 1.00	$ 1.00
Minimum [Member]
Risk-free interest rates			1.20%
Maximum [Member]
Risk-free interest rates			2.42%